Subsequent event (Details) - A Series of Prepaid Gold Sales $ in Millions	1 Months Ended
Jan. 23, 2024 USD ($) oz $ / Ounce
Disclosure of non-adjusting events after reporting period [line items]
Prepaid gold sales upfront payment received | $	$ 500
Gold sold in prepaid gold sales (in ounce) | oz	264,775
Measurement Input Average Forward Gold Price
Disclosure of non-adjusting events after reporting period [line items]
Significant unobservable input, liabilities | $ / Ounce	2,191